Deposits (Schedule of Deposits by Time Remaining on Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Contractual Maturities, Time Deposits, Less than $100,000, Three Months or Less	$ 9,948	$ 10,988
Contractual Maturities, Time Deposits, Less than $100,000, Three Months Through Six Months	10,091	7,837
Contractual Maturities, Time Deposits, Less than $100,000, Six Months Through 12 Months	30,650	14,512
Contractual Maturities, Time Deposits, Less than $100,000, after 12 Months	83,779	79,782
Deposits: Time deposits, under $100,000	134,468	113,119
Contractual Maturities, Time Deposits, $100,000 or More, Three Months or Less	15,919	11,444
Contractual Maturities, Time Deposits, $100,000 or More, Three Months Through Six Months	31,377	8,290
Contractual Maturities, Time Deposits, $100,000 or More, Six Months Through 12 Months	31,854	19,570
Contractual Maturities, Time Deposits, $100,000 or More, after 12 Months	63,556	59,910
Time Deposits, $100,000 or More, Total	$ 142,706	$ 99,214